Schedule of Long-lived Assets, Based on Geographic Region (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 465	$ 535	$ 529
NEPAL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	219	286	343
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 246	$ 249	$ 186